Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - shares	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Common stock options exercised, shares	111,000	83,000	66,000
Purchase of treasury stock related to stock-based compensation, shares	337,000
Treasury stock acquired, shares		477,000	286,000
Treasury stock repurchased, shares	2,763,142